Label	Element	Value
Class A, M, C, I and Z | Fidelity Risk Parity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund/Class: Fidelity Advisor® Risk Parity Fund/A, M, C, I, Z
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks total return.
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay brokerage commissions on purchases and sales of certain share classes of the fund.
You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the “Fund Distribution” section beginning on page 45 of the prospectus. Different intermediaries may provide additional waivers or reductions of the sales charge. Please see “Sales Charge Waiver Policies Applied by Certain Intermediaries” in the “Appendix” section of the prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses(expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 31, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund’s performance.

Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Class A and Class M purchases of $1 million or more will not be subject to a front‑end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.On Class C shares redeemed less than one year after purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example helps compare the cost of investing in the fund with the cost of investing in other funds.
Let’s say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here’s how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
• Using quantitative analysis to balance the fund’s risk across four risk factors: growth (risk of reduced earnings expectations and increased default risk), inflation (risk of rising consumer inflation), real rates (risk of rising real interest rates), and liquidity (risk of reduced liquidity).
• Constructing a factor portfolio for each risk factor using a broad set of asset classes whose primary risk is the associated risk factor.
• Combining the factor portfolios, seeking to maximize the worst-case risk diversification across a set of market regimes.
• Allocating the fund’s assets across affiliated and unaffiliated mutual funds and exchange-traded funds (collectively, underlying funds) and derivatives that provide exposure to a broad range of asset classes including equities (including domestic, international, and emerging markets equities), debt (including investment-grade debt, high yield debt, emerging markets debt, U.S. government securities, leveraged loans and international bonds), commodities and real estate.
• Investing in underlying funds, derivatives, cash and cash equivalents.
• Engaging in transactions that have a leveraging effect on the fund, including long and short investments in derivatives – such as forward contracts, futures, options and swaps – and forward-settling securities, to: create and adjust the fund’s investment exposure; enhance total return; hedge against fluctuations in securities prices, interest rates, or currency exchange rates; change the effective duration of the fund’s portfolio; manage certain investment risk; manage volatility; and/or substitute for the purchase or sale of securities or currencies.
• Investing up to 25% of assets in a wholly-owned subsidiary organized under the laws of the Cayman Islands that invests in commodity-linked total return swaps based on the value of commodities or commodities indexes and in other commodity-linked derivative instruments.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
• Asset Allocation Risk. The fund is subject to risks resulting from the Adviser’s asset allocation decisions. The selection of underlying funds and the allocation of the fund’s assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund’s active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
• Investing in Other Funds. Regulatory restrictions may limit the amount that one fund can invest in another, which means that the fund’s manager may not be able to invest as much as it wants to in some other funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives. Underlying funds that are passively managed attempt to track the performance of an unmanaged index of securities and as such their performance could be lower than actively managed funds, which may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline. In addition, errors in the construction of the index tracked by an underlying passively managed fund may have an adverse impact on the performance of such underlying fund.
• Investing in ETFs. ETFs may trade in the secondary market at prices below the value of their underlying portfolios and may not be liquid. ETFs that track an index are subject to tracking error and may be unable to sell poorly performing assets that are included in their index or other benchmark.
• Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
• Correlation Risk. The fund’s investment strategy seeks to balance risk across multiple asset classes and, within each asset class, across different countries and investments. To the extent the asset classes or the selected countries and investments become correlated in a way not anticipated by the Adviser, the fund’s risk allocation process may result in magnified risks and loss instead of reducing the risk of loss.
• Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
• Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors’ historical trends.
• Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly. The fund’s use of futures, forwards, options, swaps, and other derivative instruments may result in losses. The value of these derivative instruments may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments and may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of underlying instruments may produce disproportionate losses to the fund. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Moreover, a relatively small price movement in a derivative contract may result in substantial losses to the fund, exceeding the amount of the margin paid. The use of derivatives can increase the fund’s risk exposure to underlying assets and their attendant risks, while also exposing the fund to the risk of mispricing or other improper valuation and the risk that changes in the value of a derivative may not correlate as anticipated with the underlying asset, rate, index or overall securities markets, thereby reducing their effectiveness.
• Commodity-Linked Investing. The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.
• Commodity Futures. Investments in commodity futures contracts are also subject to the risk of the failure of any of the exchanges on which the fund’s positions trade or of its clearinghouses or counterparties. In addition, certain commodity exchanges limit fluctuations in certain futures contract prices during a single day by regulations referred to as “daily price fluctuation limits” or “daily limits.” Under such daily limits, during a single trading day no trades may be executed at prices beyond the daily limit. If triggered, these limits could prevent the fund from liquidating unfavorable positions and subject the fund to losses or prevent it from entering into desired trades during the particular trading day.
• Foreign and Emerging Markets Risk. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
• Currency Exposure. Because the fund is normally exposed to foreign currencies, it could experience losses based solely on the weakness of foreign currencies versus the U.S. dollar and changes in the exchange rates between foreign currencies and the U.S. dollar. Currency risk may be particularly high to the extent that a fund invests in foreign currencies or engages in foreign currency transactions that are economically tied to emerging market countries. These emerging markets currency transactions may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign currencies or engaging in foreign currency transactions that are economically tied to developed foreign countries.
• Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security’s or instrument’s value or result in delays in recovering securities and/or capital from a counterparty.
• Subsidiary Risk. Investment in Fidelity Risk Parity Cayman Ltd., an unregistered subsidiary, is not subject to the investor protections of the Investment Company Act of 1940 (1940 Act) and is subject to the risks associated with investing in derivatives and commodity-linked investing in general. Changes in tax and other laws could negatively affect investments in the subsidiary.
• Prepayment. The ability of an issuer of a debt security to repay principal prior to a security’s maturity can cause greater price volatility if interest rates change.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance history will be available for the fund after the fund has been in operation for one calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance history will be available for the fund after the fund has been in operation for one calendar year.
Class A, M, C, I and Z | Fidelity Risk Parity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum contingent deferred sales charge (as a % of the lesser of the original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management fee	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	1.48%	[2]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.09%
Total Annual Operating Expenses	rr_ExpensesOverAssets	2.42%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	1.48%	[3]
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.94%
1 year	rr_ExpenseExampleYear01	$ 665
3 years	rr_ExpenseExampleYear03	1,129
1 year	rr_ExpenseExampleNoRedemptionYear01	665
3 years	rr_ExpenseExampleNoRedemptionYear03	$ 1,129
Class A, M, C, I and Z | Fidelity Risk Parity Fund | Class M
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.50%
Maximum contingent deferred sales charge (as a % of the lesser of the original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management fee	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	1.48%	[2]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.09%
Total Annual Operating Expenses	rr_ExpensesOverAssets	2.67%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	1.48%	[3]
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.19%
1 year	rr_ExpenseExampleYear01	$ 467
3 years	rr_ExpenseExampleYear03	990
1 year	rr_ExpenseExampleNoRedemptionYear01	467
3 years	rr_ExpenseExampleNoRedemptionYear03	$ 990
Class A, M, C, I and Z | Fidelity Risk Parity Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (as a % of the lesser of the original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[4]
Management fee	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	1.48%	[2]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.09%
Total Annual Operating Expenses	rr_ExpensesOverAssets	3.17%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	1.48%	[3]
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.69%
1 year	rr_ExpenseExampleYear01	$ 272
3 years	rr_ExpenseExampleYear03	814
1 year	rr_ExpenseExampleNoRedemptionYear01	172
3 years	rr_ExpenseExampleNoRedemptionYear03	$ 814
Class A, M, C, I and Z | Fidelity Risk Parity Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (as a % of the lesser of the original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	1.48%	[2]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.09%
Total Annual Operating Expenses	rr_ExpensesOverAssets	2.17%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	1.48%	[3]
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.69%
1 year	rr_ExpenseExampleYear01	$ 70
3 years	rr_ExpenseExampleYear03	511
1 year	rr_ExpenseExampleNoRedemptionYear01	70
3 years	rr_ExpenseExampleNoRedemptionYear03	$ 511
Class A, M, C, I and Z | Fidelity Risk Parity Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (as a % of the lesser of the original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	1.48%	[2]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.09%
Total Annual Operating Expenses	rr_ExpensesOverAssets	2.12%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	1.48%	[3]
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.64%
1 year	rr_ExpenseExampleYear01	$ 65
3 years	rr_ExpenseExampleYear03	495
1 year	rr_ExpenseExampleNoRedemptionYear01	65
3 years	rr_ExpenseExampleNoRedemptionYear03	$ 495

[1]	Class A and Class M purchases of $1 million or more will not be subject to a front‑end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
[2]	Based on estimated amounts for the current fiscal year.
[3]	Fidelity Diversifying Solutions LLC (FDS) has contractually agreed to reimburse Class A, Class M, Class C, Class I, and Class Z of the fund to the extent that total operating expenses (excluding interest, certain taxes, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non‑operating expenses such as brokerage commissions and fees and expenses associated with the fund’s securities lending program, if applicable), as a percentage of their respective average net assets, exceed 0.85%, 1.10%, 1.60%, 0.60%, and 0.55% (the Expense Caps). If at any time during the current fiscal year expenses for Class A, Class M, Class C, Class I, and Class Z of the fund fall below the Expense Caps, FDS reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Caps. These arrangements will remain in effect through May 31, 2023. FDS may not terminate these arrangements before the expiration date without the approval of the Board of Trustees and may extend them in its discretion after that date.
[4]	On Class C shares redeemed less than one year after purchase.